LEADER FUNDS TRUST

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

December 3, 2025

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Leader Funds Trust (the “Trust”)
Securities Act of 1933 (“1933 Act”) Registration No. 333-229484
Investment Company Act of 1940 Registration No. 811-23419

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the 1933 Act, the Trust certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act with respect to the Leader Capital Short Term High Yield Bond Fund and Leader Capital High Quality Income Fund, each a series of the Trust, would not have differed from those contained in the Trust’s most recent registration statement on Form N-1A, Post-Effective Amendment No. 24; and

b.	the text of Post-Effective Amendment No. 24 to the Trust’s registration statement was filed with the Commission via EDGAR on November 28, 2025.

Very truly yours,

LEADER FUNDS TRUST

/s/ Candy Dillon
Candy Dillon
Secretary